Investment Property - Summary of Investment Property (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about investment property [line items]
Beginning balance	¥ 6,552
Charge for the year	376	$ 58	¥ 380	¥ 884
Ending balance	5,829	901	6,552
Consolidated statements of profit or loss:
Rental income from an investment property	230	36	375
Direct operating expenses (including repairs, maintenance and depreciation expense) arising from the rental generating property	(180)	(28)	(294)
Fair value [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	11,419
Ending balance	11,954	1,847	11,419
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	34,940	5,399	33,972
Translation difference	(1,753)	(271)	968
Ending balance	33,187	5,128	34,940	33,972
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	(28,388)	(4,387)	(27,207)
Charge for the year	376	58	380
Translation difference	(1,406)	(218)	801
Ending balance	¥ (27,358)	$ (4,227)	¥ (28,388)	¥ (27,207)